UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Acuity Investment Management Inc.
Address: 40 King Street West
         Scotia Plaza 56th Floor
         Toronto, Ontario, Canada M5H 3Y2

Form 13F File Number: 028-12739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Caroline Levitt
Title: Chief Compliance Officer
Phone: 416-867-2179

Signature, Place, and Date of Signing:

 /s/ Caroline Levitt      Toronto, Ontario, Canada         08/08/2008
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  121
Form 13F Information Table Value Total:  $ 3,489,317,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                                             VALUE    SHARES OR        PUT/ INVESTMT   OTHER
NAME OF ISSUER                 TITLE OR CLASS   CUSIP       (x$1000)  PRN AMT   SH/PRN CALL DISCRETION MANAGERS SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE & FITCH CO         CL A             002896 20 7       8        125  SH          SOLE                    125
ADVANTAGE ENERGY INCOME FD     TR UNIT          00762L 10 1    4038     307100  SH          SOLE                 252000        55100
AGNICO EAGLE MINES LTD         COM              008474 10 8    2180      28500  SH          SOLE                   9100        19400
AGRIUM INC                     COM              008916 10 8   61924     563200  SH          SOLE                 351700       211500
ALBEMARLE CORP                 COM              012653 10 1    8686     213675  SH          SOLE                 160875        52800
ALEXCO RESOURCE CORP           COM              01535P 10 6    1218     363600  SH          SOLE                 214500       149100
ALLIANCE RES PARTNER L P       UT LTD PART      01877R 10 8     709      12500  SH          SOLE                  12500
ALTERA CORP                    COM              021441 10 0     996      47250  SH          SOLE                  47250
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W 10 5    2543      47325  SH          SOLE                  47325
APACHE CORP                    COM              037411 10 5    3337      23570  SH          SOLE                  23570
AVON PRODS INC                 COM              054303 10 2    2025      55200  SH          SOLE                  55200
BANK MONTREAL QUE              COM              063671 10 1   16360     384950  SH          SOLE                 224750       160200
BANK NOVA SCOTIA HALIFAX       COM              064149 10 7  103071    2208500  SH          SOLE                1727500       481000
BANK OF NEW YORK MELLON CORP   COM              064058 10 0    2414      62645  SH          SOLE                  62645
BARRICK GOLD CORP              COM              067901 10 8   91365    1960200  SH          SOLE                1419200       541000
BAYTEX ENERGY TR               TRUST UNIT       073176 10 9   38064    1094120  SH          SOLE                1072420        21700
BCE INC                        COM NEW          05534B 76 0   26904     756800  SH          SOLE                 546700       210100
BERKSHIRE HATHAWAY INC DEL     CL B             084670 20 7      49         12  SH          SOLE                     12
BROOKFIELD PPTYS CORP          COM              112900 10 5      11        580  SH          SOLE                    580
CAE INC                        COM              124765 10 8   13304    1154850  SH          SOLE                 456350       698500
CAMERON INTERNATIONAL CORP     COM              13342B 10 5     454       8050  SH          SOLE                   8050
CANADIAN NAT RES LTD           COM              136385 10 1  229255    2273455  SH          SOLE                1614775       658680
CANADIAN NATL RY CO            COM              136375 10 2   59849    1221900  SH          SOLE                 933100       288800
CANADIAN PAC RY LTD            COM              13645T 10 0   26410     390100  SH          SOLE                 277200       112900
CARDIOME PHARMA CORP           COM NEW          14159U 20 2   16415    1844400  SH          SOLE                1665200       179200
CDN IMPERIAL BK OF COMMERCE    COM              136069 10 1   17471     311425  SH          SOLE                 234825        76600
CHATTEM INC                    COM              162456 10 7     398       6000  SH          SOLE                   6000
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250 10 9     670      16525  SH          SOLE                  16525
CISCO SYS INC                  COM              17275R 10 2     570      24075  SH          SOLE                  24075
COACH INC                      COM              189754 10 4     238       8075  SH          SOLE                   8075
COCA COLA CO                   COM              191216 10 0      16        300  SH          SOLE                    300
CONOCOPHILLIPS                 COM              20825C 10 4    2509      26100  SH          SOLE                  26100
CONSOL ENERGY INC              COM              20854P 10 9   56635     494800  SH          SOLE                 494800
CVS CAREMARK CORPORATION       COM              126650 10 0    4910     121820  SH          SOLE                 121820
DANAHER CORP DEL               COM              235851 10 2    1381      17535  SH          SOLE                  17535
DENISON MINES CORP             COM              248356 10 7     683      76690  SH          SOLE                  76690
DIAMOND OFFSHORE DRILLING IN   COM              25271C 10 2    1077       7600  SH          SOLE                   7600
DUPONT FABROS TECHNOLOGY INC   COM              26613Q 10 6     866      45600  SH          SOLE                  45600
ELDORADO GOLD CORP NEW         COM              284902 10 3    7859     904400  SH          SOLE                 456300       448100
EMERSON ELEC CO                COM              291011 10 4     438       8700  SH          SOLE                   8700
ENBRIDGE ENERGY PARTNERS L P   COM              29250R 10 6     917      17900  SH          SOLE                  17900
ENBRIDGE INC                   COM              29250N 10 5   59371    1347500  SH          SOLE                 824900       522600
ENCANA CORP                    COM              292505 10 4  175246    1877100  SH          SOLE                1221500       655600
ENTERGY CORP NEW               COM              29364G 10 3     669       5450  SH          SOLE                   5450
ENTERPRISE PRODS PARTNERS L    COM              293792 10 7     862      28650  SH          SOLE                  28650
EXFO ELECTRO OPTICAL ENGR IN   SUB VTG SHS      302043 10 4     452     100000  SH          SOLE                 100000
EXPRESS SCRIPTS INC            COM              302182 10 0    1001      15675  SH          SOLE                  15675
FAIRFAX FINL HLDGS LTD         SUB VTG          303901 10 2    7217      27650  SH          SOLE                  16025        11625
FORDING CDN COAL TR            TR UNIT          345425 10 2   92645     950200  SH          SOLE                 858800        91400
FOSTER WHEELER LTD             SHS NEW          G36535 13 9    4846      65040  SH          SOLE                  38590        26450
FREEPORT-MCMORAN COPPER & GO   COM              35671D 85 7     221       1850  SH          SOLE                   1850
FUEL TECH INC                  COM              359523 10 7     849      47300  SH          SOLE                  22400        24900
GENERAL CABLE CORP DEL NEW     COM              369300 10 8    4033      65075  SH          SOLE                  37475        27600
GOLDCORP INC NEW               COM              380956 40 9  140788    2994850  SH          SOLE                2534950       459900
GROUPE CGI INC                 CL A SUB VTG     39945C 10 9    3128     307900  SH          SOLE                 286500        21400
HALLIBURTON CO                 COM              406216 10 1   55873    1033600  SH          SOLE                1033600
HARSCO CORP                    COM              415864 10 7   34519     622830  SH          SOLE                 568030        54800
HEWLETT PACKARD CO             COM              428236 10 3   24420     542275  SH          SOLE                 542275
IMPERIAL OIL LTD               COM NEW          453038 40 8   69537    1238200  SH          SOLE                 833900       404300
ITRON INC                      COM              465741 10 6    4909      49000  SH          SOLE                  34600        14400
ITT CORP NEW                   COM              450911 10 2    1361      21100  SH          SOLE                  21100
JAGUAR MNG INC                 COM              47009M 10 3   26006    2640200  SH          SOLE                1949400       690800
JOHNSON & JOHNSON              COM              478160 10 4     511       7800  SH          SOLE                   7800


JP MORGAN CHASE & CO           COM              46625H 10 0    2038      58305  SH          SOLE                  58305
KINROSS GOLD CORP              COM NO PAR       496902 40 4   36507    1514800  SH          SOLE                1110900       403900
MAG SILVER CORP                COM              55903Q 10 4   96088    9599200  SH          SOLE                7224800      2374400
MANULIFE FINL CORP             COM              56501R 10 6  122569    3437150  SH          SOLE                2539650       897500
MEMC ELECTR MATLS INC          COM              552715 10 4    1899      30300  SH          SOLE                  19800        10500
METHANEX CORP                  COM              59151K 10 8    4715     163600  SH          SOLE                  84700        78900
MICROSOFT CORP                 COM              594918 10 4   11772     420100  SH          SOLE                 420100
NATIONAL BK GREECE S A         SPONSORED ADR    633643 40 8    1606     176591  SH          SOLE                 176591
NAVIOS MARITIME PARTNERS L P   UNIT LPI         Y62267 10 2     796      53700  SH          SOLE                  53700
NEW GOLD INC CDA               COM              644535 10 6     821     103000  SH          SOLE                 103000
NEXEN INC                      COM              65334H 10 2   67321    1655700  SH          SOLE                 955300       700400
NOKIA CORP                     SPONSORED ADR    654902 20 4   55685    2231340  SH          SOLE                2231340
NORTEL NETWORKS CORP NEW       COM NEW          656568 50 8    2088     250000  SH          SOLE                  55300       194700
OILSANDS QUEST INC             *W EXP 12/05/200 678046 11 1     404     198200  SH          SOLE                 198200
OPEN TEXT CORP                 COM              683715 10 6   20407     625400  SH          SOLE                 362400       263000
ORMAT TECHNOLOGIES INC         COM              686688 10 2     957      19100  SH          SOLE                  19100
PEABODY ENERGY CORP            COM              704549 10 4   45835     511050  SH          SOLE                 511050
PETRO-CDA                      COM              71644E 10 2   48942     856978  SH          SOLE                 473450       383528
PHOENIX TECHNOLOGY LTD         COM              719153 10 8     359      32050  SH          SOLE                  32050
POTASH CORP SASK INC           COM              73755L 10 7  210855     891300  SH          SOLE                 635600       255700
PRAXAIR INC                    COM              74005P 10 4   18728     195095  SH          SOLE                 159795        35300
PRINCIPAL FINANCIAL GROUP IN   COM              74251V 10 2    1653      38670  SH          SOLE                  38670
PROSHARES TR                   REAL EST PRO     74347R 55 2     118       1100  SH          SOLE                   1100
PROSHARES TR                   ULTRASHRT FINL   74347R 62 8     203       1275  SH          SOLE                   1275
PROSHARES TR                   ULTRASHT SP500   74347R 88 3   16638     245000  SH          SOLE                 245000
QUESTAR CORP                   COM              748356 10 2    3609      49870  SH          SOLE                  49870
REPUBLIC SVCS INC              COM              760759 10 0    7650     252856  SH          SOLE                 252856
RESEARCH IN MOTION LTD         COM              760975 10 2  127867    1068320  SH          SOLE                 620270       448050
ROGERS COMMUNICATIONS INC      CL B             775109 20 0   30972     782900  SH          SOLE                 592500       190400
ROYAL BK CDA MONTREAL QUE      COM              780087 10 2   79799    1741200  SH          SOLE                1265250       475950
RUBICON TECHNOLOGY INC         COM              78112T 10 7    2484     120000  SH          SOLE                  64500        55500
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054 20 4   11906     224300  SH          SOLE                 224300
SCHLUMBERGER LTD               COM              806857 10 8    2748      25115  SH          SOLE                  25115
SHAW COMMUNICATIONS INC        CL B CONV        82028K 20 0    4716     226500  SH          SOLE                 226500
SIERRA WIRELESS INC            COM              826516 10 6   87651    5870800  SH          SOLE                4099800      1771000
SILVER WHEATON CORP            COM              828336 10 7   44156    2943700  SH          SOLE                1389435      1554265
SIMS GROUP LTD                 SPONS ADR        829160 10 0    5938     146100  SH          SOLE                  89600        56500
SMITH INTL INC                 COM              832110 10 0     279       3300  SH          SOLE                   3300
SUN LIFE FINL INC              COM              866796 10 5   63273    1508300  SH          SOLE                1197400       310900
SUNCOR ENERGY INC              COM              867229 10 6  147594    2493140  SH          SOLE                1785640       707500
SUNPOWER CORP                  COM CL A         867652 10 9    1914      26100  SH          SOLE                  26100
SXC HEALTH SOLUTIONS CORP      COM              78505P 10 0   65750    4676400  SH          SOLE                3172350      1504050
TALISMAN ENERGY INC            COM              87425E 10 3    2123      94000  SH          SOLE                   5500        88500
TECK COMINCO LTD               CL B             878742 20 4  126854    2579898  SH          SOLE                2012000       567898
TEXAS INSTRS INC               COM              882508 10 4    1323      46130  SH          SOLE                  46130
THERMO FISHER SCIENTIFIC INC   COM              883556 10 2    3467      61080  SH          SOLE                  61080
THOMPSON CREEK METALS CO INC   COM              884768 10 2   41224    2069500  SH          SOLE                1333000       736500
TIM HORTONS INC                COM              88706M 10 3   13907     476600  SH          SOLE                 182800       293800
TJX COS INC NEW                COM              872540 10 9    2360      73625  SH          SOLE                  73625
TORONTO DOMINION BK ONT        COM NEW          891160 50 9   96041    1494800  SH          SOLE                1173700       321100
TRANSALTA CORP                 COM              89346D 10 7   59617    1617400  SH          SOLE                 763700       853700
TRANSCANADA CORP               COM              89353D 10 7   24802     627900  SH          SOLE                 258300       369600
TRANSOCEAN INC NEW             SHS              G90073 10 0    3132      20176  SH          SOLE                  20176
U S GEOTHERMAL INC             COM              90338S 10 2    1280     426700  SH          SOLE                 426700
WABTEC CORP                    COM              929740 10 8    3255      65725  SH          SOLE                  65725
WYETH                          COM              983024 10 0    7113     145600  SH          SOLE                 145600
YAMANA GOLD INC                COM              98462Y 10 0  128767    7592418  SH          SOLE                5970818      1621600
YAMANA GOLD INC                COM              98462Y 10 0      51       3050  SH          SOLE                   3050